Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 42,218	£ 42,781
Commercial paper	536	1,200
Other loans	3,859	4,466
Bank loans	608	512
Bank overdrafts	274	469
Finance leases	14	22
Borrowings	£ 47,509	49,450
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Bonds and notes	£ 8,717	8,585
Eurobonds One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	0.40%
Eurobonds One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2045
Borrowings, interest rate	4.90%
Eurobonds Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Borrowings, maturity	2021
Borrowings, interest rate basis	3m EURIBOR +50bps
Bonds and notes	£ 986	1,326
Adjustment to interest rate basis	0.50%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	UK sterling
Bonds and notes	£ 4,671	4,680
Eurobonds Three | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	1.80%
Eurobonds Three | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2055
Borrowings, interest rate	7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, maturity	2019
Borrowings, interest rate	1.60%
Bonds and notes	£ 512	482
Eurobonds Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Swiss franc
Bonds and notes	£ 523	498
Eurobonds Five | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	0.60%
Eurobonds Five | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2026
Borrowings, interest rate	1.40%
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Bonds and notes	£ 25,428	25,545
Bonds Issued One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	2.30%
Bonds Issued One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2047
Borrowings, interest rate	8.10%
Bonds Issued Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, interest rate basis	USD 3m LIBOR + 59bps to 88bps
Bonds and notes	£ 1,381	£ 1,665
Bonds Issued Two | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2020
Adjustment to interest rate basis	0.59%
Bonds Issued Two | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Adjustment to interest rate basis	0.88%